Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt [Abstract]
Schedule of Debt	The following table summarizes Greenfire’s debt:
As at	March 31, 2026	December 31, 2025
Senior credit facility	$4,148	$-
Unamortized debt issuance costs	(1,787)	-
Debt	$2,361	$-